NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund	NVIT International Index Fund
Amundi NVIT Multi Sector Bond Fund (formerly,	NVIT Mid Cap Index Fund
NVIT Multi Sector Bond Fund)	NVIT Multi-Manager International Growth Fund
BlackRock NVIT Equity Dividend Fund	NVIT Multi-Manager International Value Fund
DoubleLine NVIT Total Return Tactical Fund	NVIT Multi-Manager Large Cap Growth Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities	NVIT Multi-Manager Mid Cap Growth Fund
Fund	NVIT Multi-Manager Mid Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Core Plus Bond Fund	NVIT Nationwide Fund
NVIT Dynamic U.S. Growth Fund (formerly, NVIT	NVIT Real Estate Fund
Large Cap Growth Fund)	NVIT S&P 500 Index Fund
NVIT Emerging Markets Fund	NVIT Short Term Bond Fund
NVIT Government Bond Fund	NVIT Small Cap Index Fund
NVIT Government Money Market Fund	Templeton NVIT International Value Fund
NVIT International Equity Fund

Supplement dated February 21, 2019
to the Statement of Additional Information (“SAI”) dated April 30, 2018 (as revised September 24, 2018)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Emerging Markets Fund
Effective immediately, the SAI is amended as follows:
1.	All references to, and information regarding, Alistair Way are deleted in their entirety.

2.	The table included in the section “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is supplemented to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund as of December 31, 2018
Standard Life Investments (Corporate Funds) Limited
Matthew Williams	NVIT Emerging Markets Fund	None

3.	The table included in the section “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is supplemented to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of December 31, 2018)
Standard Life Investments (Corporate Funds) Limited
Matthew Williams	Mutual Funds: 1 account, $302 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 7 accounts, $3.73 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE